Earnings/(Losses) per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Numerator:
Net (loss)/ income - basic and diluted	$ (20,789)	$ (49,371)
Basic (loss)/earnings per share denominator:
Weighted average common shares outstanding (in shares)	6,500,900	6,353,496
Diluted (loss)/earnings per share denominator:
Weighted average common shares outstanding (in shares)	6,500,900	6,353,496
Dilutive common shares:
Dilutive effect (in shares)	0	0
Weighted average common shares - diluted
Basic (loss) / earnings per share (in dollars per share)	$ (3.20)	$ (7.77)
Diluted (loss) / earnings per share (in dollars per share)	$ (3.20)	$ (7.77)
Stock Options [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0
Warrant [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0
Restricted Stock [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0